CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
Jun. 30, 2014
Revenues:
Oil and gas sales	$ 15,849,482
Total revenues	15,849,482
Operating costs and expenses:
Oil and gas production and operating costs	9,002,020
Accretion of asset retirement obligations	339,954
General and administrative expenses	6,244,861
Depreciation, depletion and amortization	7,790,112
Total costs and expenses	23,376,947
Operating loss	(7,527,465)
Non-operating income (expense):
Other income	12,530
Amortization of loan costs	(700,476)
Gain on derivative contracts	(3,056,053)
Interest expense	(19,313,106)
Gain on acquisition of assets at fair market value	22,578,000
Change in fair value of WFEC warrant liability	(17,120,692)
Total non-operating income (expense)	16,641,587
Income (loss) before income taxes	9,114,122
Net loss	9,114,122
Dividends on preferred shares	(1,409,987)
Net loss attributable to common shareholders	$ 7,704,135
Net loss per common share - basic (in dollars per share)	$ 0.10
Net loss per common share - diluted (in dollars per share)	$ 0.08
Weighted average common shares outstanding (in shares)	77,485,846
Weighted average common shares outstanding - diluted (in shares)	93,175,857